Fees and Expenses	Jan. 28, 2026 USD ($)
Gabelli Media Mogul Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

The table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 40 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries” attached to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees [Table]
	Class A	Class I
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%
Exchange Fee	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses	3.90%	3.90%
Total Annual Fund Operating Expenses	5.15%	4.90%
Less Fee Waiver and/or Expense Reimbursement(1)	(4.0)%	(4.0)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	0.90%

(1)	Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, distribution expenses, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount to the Adviser, but only to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. This arrangement is in effect through at least January 28, 2027, and may be terminated only by the Board of Trustees of the Fund before such time.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the Expense Cap through the first year after the commencement of investment operations). Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$685	$1,692	$2,695	$5,191
Class I	$92	$1,113	$2,136	$4,702

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Gabelli Pet Parents'(TM) Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

The table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 40 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries” attached to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees [Table]
	Class A	Class I
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%
Exchange Fee	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%
Other Expenses	4.27%	4.27%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Total Annual Fund Operating Expenses	5.52%	5.27%
Less Fee Waiver and/or Expense Reimbursement(1)	(4.37)%	(4.37)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	0.90%

(1)	Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, distribution expenses, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount to the Adviser, but only to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. This arrangement is in effect through at least January 28, 2027, and may be terminated only by the Board of Trustees of the Fund before such time.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the Expense Cap through the first year after the commencement of investment operations). Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$685	$1,760	$2,824	$5,436
Class I	$92	$1,186	$2,274	$4,970

Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
Gabelli Food of All Nations Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

The table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment):	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Other Expenses(1)	1.40%
Total Annual Fund Operating Expenses	2.40%
Less Fee Waiver and/or Expense Reimbursement(2)	(1.50)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount to the Adviser, but only to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. This arrangement is in effect through at least January 28, 2027, and may be terminated only by the Board of Trustees of the Fund before such time.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the Expense Cap through the first year after the commencement of investment operations).

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$92	$605

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover as of the date of this prospectus.

Gabelli RBI Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

The table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment):	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Other Expenses(1)	1.40%
Total Annual Fund Operating Expenses	2.40%
Less Fee Waiver and/or Expense Reimbursement(2)	(1.50)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount to the Adviser, but only to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. This arrangement is in effect through at least January 28, 2027, and may be terminated only by the Board of Trustees of the Fund before such time.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the Expense Cap through the first year after the commencement of investment operations).

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$92	$605

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover as of the date of this prospectus.